BUSINESS COMBINATION (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Basic and diluted earnings per share	$ 0.03	$ 0.04	$ (0.02)	$ 0.09	$ 0.15	$ 0.05
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Net revenues						$ 26,748,988
Net income						$ 1,773,401
Basic and diluted earnings per share						$ 0.05
Printstock Products Ltd [Member] | Gourmet Foods [Member] | Pro Forma [Member]
Net revenues						$ 29,429,415
Net income						$ 1,983,542
Basic and diluted earnings per share						$ 0.05